California First Leasing Corporation

Statement of Investments

As of March 31, 2025

Industry-- Percent of Net Assets	Company	Shares	Market Value
Common Stocks-- 88.77%
Auto & Truck Dealerships-- 1.29%	Lithia Mtrs Inc	10,759	$3,158,197
Auto Parts-- 1.66%	Allison Transmission	42,290	4,045,884

Banks - Diversified-- 5.58%	Bank of America Corporation	117,500	4,903,275
	JP Morgan Chase & Co	4,380	1,074,414
	Wells Fargo & Co	106,400	7,638,456
			13,616,145

Capital Markets-- 6.81%	Goldman Sachs	23,200	12,673,928
	Credit Acceptance Corporation (1)	1,220	629,947
	PayPal Holdings Inc (1)	50,750	3,311,438
			16,615,313

Drug Manufacturers-- 3.32%	Bristol Myers Squibb	132,800	8,099,472
Engineering & Construction-- 1.04%	Comfort Systems USA Inc	7,860	2,533,514
Entertainment-- 1.01%	Netflix.com Inc. (1)	2,650	2,471,205
Footwear & Accessories-- 1.14%	On Holding AG (1)	63,100	2,771,352

Healthcare Plans-- 4.68%	The Cigna Group	30,710	10,103,590
	United Health Group	2,489	1,303,614
			11,407,204

Information Tech Services-- 1.95%	Cognizant Technology Solutions	32,799	2,509,124
	Leidos Holdings Inc	16,681	2,250,934
			4,760,058

Insurance - Diversified-- 0.73%	Berkshire Hathaway Inc (1)	3,364	1,791,599
Insurance - Reinsurance-- 1.15%	Everest Group LTD	7,740	2,812,174

Internet Content & Information-- 10.65%	Alphabet Inc.	105,100	16,252,664
	Fiverr Intl LTD (1)	71,710	1,698,093
	Meta Platforms Inc	13,907	8,015,439
			25,966,195

Internet Retail-- 0.27%	Alibaba Grp Hldg	4,900	647,927
Medical Instruments & Supplies-- 1.38%	Align Technology Inc (1)	21,150	3,359,889
Oil & Gas E & P-- 2.81%	Ovintiv Inc.	159,925	6,844,790
Oil & Gas Equipment & Services-- 2.21%	Schlumberger LTD	129,000	5,392,200
Oil & Gas Integrated-- 7.84%	Exxon Mobil	160,800	19,123,944
Resorts & Casinos-- 0.96%	Vail Resorts Inc	14,648	2,343,973
Scientific & Technical Instruments-- 1.16%	Itron Inc (1)	26,950	2,823,282
Semiconductor Equip & Materials-- 5.52%	Applied Materials	92,836	13,472,360

Semiconductors-- 14.16%	Advanced Micro Devices Inc. (1)	42,100	4,325,354
	Marvell Technology Inc	130,800	8,053,356
	Micron Technology Inc	86,400	7,507,296
	Qualcomm Inc	58,650	9,009,227
	Taiwan Semiconductor Co	33,950	5,635,700
			34,530,933

Software - Infrastructure-- 2.40%	Twilio Inc (1)	30,300	2,966,673
	Zeta Global Holdings Corp (1)	213,000	2,888,280
			5,854,953

Specialty Business Services-- 1.43%	Global Payments Inc.	35,650	3,490,848
Specialty Chemicals-- 1.65%	Dupont De Nemours	53,940	4,028,239

Telecom Services-- 4.39%	Charter Communications Inc (1)	7,657	2,821,834
	Verizon Communications	173,750	7,881,300
			10,703,134

Thermal Coal-- 0.67%	Core Nat Res Inc	21,300	1,642,230
Tobacco-- 0.89%	British American Tobacco	52,500	2,171,925

	Total Common Stocks		$216,478,938

Exchange Traded Funds-- 4.16%
Small-Cap Core-- 4.16%	iShares Russell 2000 ETF	29,705	5,925,850
	SPDR® Portfolio S&P 600 Small Cap ETF	103,485	4,218,049

	Total Exchange Traded Funds		$10,143,899

Short-term investments-- 10.13%
Money Market Mutual Funds-- 10.13%	JP Morgan Prime Money Market 3605 (4.38%) **		16,771,317
	Fidelity MM Treasury Portfolio (4.24%) **		7,942,435

	Total Short-term Investments		$24,713,751

	Total Investments		$251,336,589

	Net Assets at March 31, 2025		$243,878,332

(1)	Non-income producing security
**	Rate is the annualized seven-day yield of the fund at period end.